PRIVATE PLACEMENT (Details) - USD ($)		6 Months Ended
	Oct. 02, 2020	Dec. 31, 2020
Subsidiary, Sale of Stock [Line Items]
Aggregate purchase price		$ 6,794,926
Private Placement
Subsidiary, Sale of Stock [Line Items]
Number of warrants issued	196,617	4,333,333
Price of warrants	$ 1.50	$ 1.50
Aggregate purchase price	$ 294,926	$ 6,500,000
Private Placement | Sponsor
Subsidiary, Sale of Stock [Line Items]
Number of warrants issued		4,333,333
Price of warrants		$ 1.50
Aggregate purchase price		$ 6,500,000
Private Placement | Class A Ordinary Shares
Subsidiary, Sale of Stock [Line Items]
Number of shares per warrant		1
Exercise price of warrant		$ 11.50